Shareholders’ equity - Change in share capital (Details)	3 Months Ended
Mar. 31, 2026 shares € / shares
Disclosure of classes of share capital [line items]
Increase in number of shares issued (in shares)	754,776
Par value per share (in euro per share) | € / shares	€ 0.01
AGAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)	752,236
Increase in number of shares issued (in shares)	752,236
BCEs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)	2,540
Increase in number of shares issued (in shares)	2,540